Significant Accounting Policies - Carrying Amount and Fair Value of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Publicly traded debt | Carrying Amount
Financial Instruments
Long-term debt	$ 8,742,739	$ 1,907,704	$ 1,905,650
Publicly traded debt | Fair Value
Financial Instruments
Long-term debt	9,054,277	1,912,646	1,960,169
Non-traded debt | Carrying Amount
Financial Instruments
Long-term debt	1,144,185	4,097	4,782
Non-traded debt | Fair Value
Financial Instruments
Long-term debt	$ 1,088,630	$ 3,783	$ 4,555